Deferred income tax - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax
Deferred income tax asset, net	$ 74,556	$ 38,305
Deferred income tax liability, net	28,959	31,422
Deferred tax liability (asset)	$ 45,597	$ 6,883	$ 27,339